Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
15.	STOCK-BASED COMPENSATION
The Company has three equity incentive plans, the 2014 US LADAR Inc. Equity Incentive Plan (the “2014 Plan”), the 2016 Stock Plan (the “2016 Plan”), and the 2021 Equity Incentive Plan (the “Incentive Plan”). On August 16, 2021, the Company’s 2014 Plan and 2016 Plan were terminated in connection with the closing of the Business Combination as defined in Note 1, but continue to govern the terms of outstanding equity awards that were granted prior to the termination of the plans.
2014 Plan and 2016 Plan
The 2014 and 2016 Plan provide for the grant of incentive stock options to employees only and non-statutory
stock options and RSUs to employees, directors, and consultants of the Company. As of August 16, 2021, the Company no longer grants equity awards pursuant to the 2014 Plan or 2016 Plan.
On November 17, 2020, Robert Brown was granted the option to purchase 3,262,744 shares of AEye, Inc. common stock in accordance with the 2016 Plan subject to the vesting schedule set forth in the Notice of Grant of Stock Option (the “Brown Award”). The options granted contain a service-based and performance-based vesting condition. In regards to the service-based vesting condition, the options vest 25% at the first anniversary of the grant date, with the remaining vesting ratably over the next three years. The performance condition states that 25% of the options will vest immediately upon a Business Combination. In connection with the Business Combination on August 16, 2021, 25% of the options vested.
In January 2021, the Board approved an amendment and restatement of the 2016 Stock Plan to provide for the issuance of RSUs under the Plan and increase the number of shares of common stock of the Company reserved for issuance pursuant to the Plan by 1,153,448 shares to a new total of 33,121,391. As of December 31, 2021, 1,741,689 RSUs were granted.
The Board determines the terms of the awards, including the amount, fair market value, and vesting provisions. Under the 2016 Plan, options to purchase common stock generally vest over four years with 25% vesting at the end of the first year and the rest vesting ratably over the next three years. RSUs generally vest 25% at the end of the first year with the remaining RSUs vesting ratably over the next three years or they vest ratably over the four years. Under the 2014 Plan, the vesting period for options to purchase common stock range from immediate to four years. Under each plan, the options expire ten years from the date of grant.
On June 28, 2021, the Company entered into an Option Repurchase and Release Agreement to purchase 542,615 vested options for $1,500 from an executive awarded with these options under the Company’s 2016 Plan. Based on the term of the agreement the consideration is transferred following the closing of the first “Exit Event,” defined as any of the following: (a) the Business Combination described in the Merger Agreement and preliminary
S-4
registration statement filed with the Securities and Exchange

Commission on May 13, 2021; (b) a transaction whereby a special purpose acquisition company acquires equity interests of the Company; (c) a Change in Control (as defined in the 2016 Plan); or (d) the first firm commitment underwritten public offering pursuant to an effective registration statement on an established national or foreign securities exchange covering the offer and sale by the Company. In connection with the Business Combination, the consideration of $1,500 was paid to the executive.
2021 Equity Incentive Plan
As previously reported in the Current Report on Form
8-K
filed with the SEC on August 16, 2021, at the special meeting of stockholders held in connection with the Business Combination, the CF III stockholders considered and approved the CF III 2021 Equity Incentive Plan and reserved 15,440,430 shares of common stock for issuance thereunder. The Incentive Plan was previously approved, subject to stockholder approval, by the board of directors of CF III on February 17, 2021. The Incentive Plan became effective immediately upon the closing of the Business Combination. The purpose of the Incentive Plan is to attract, retain, and motivate persons who make (or are expected to make) important contributions to the Company by providing these individuals with equity ownership opportunities, and to promote the success of the Company’s business. The Company’s 2021 Equity Incentive Plan provides for the grant of stock options, stock appreciation rights, restricted stock units, performance stock unit awards, and other forms of equity compensation (collectively, “equity awards”). All awards within the Incentive Plan may be granted to employees, including officers, as well as directors and consultants, within the limit defined in the Incentive Plan. The Incentive Plan includes an evergreen provision that provides for an annual increase in the number of shares of common stock available for issuance thereunder beginning on January 1, 2022 and ending on January 1, 2032, equal to 5% of the shares of the Company’s common stock outstanding on December 31, 2021 for the first year and by 3% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year for each year thereafter, or a lesser number of shares as determined by the Board of Directors.
Under the 2021 plan, RSU’s vest depending on their vesting schedule. Primarily for newly hired employees, these RSU’s vest 25% during the month following the recipient’s one year anniversary of their start date or from receiving the awards. The remaining amounts vest ratably over the next three years. The fair value of the RSU is equal to the fair value of the Company’s common stock on the date of grant.
As of December 31, 2021, 6,172,071 RSUs were granted to certain individuals under the 2021 Equity Incentive Plan.
A summary of stock option activity related to the Plans as of December 31, 2021 is as follows:

	Outstanding Stock Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2020	31,618,135	$0.48	8.3	$112,548
Granted	—	—
Exercised	(312,037)	0.48
Forfeited	(1,026,950)	0.65
Expired	(498,101)	0.19
Repurchased	(542,615)	0.17

Balance at December 31, 2021	29,238,432	$0.48	7.4	$127,345

Vested and expected to vest as of December 31, 2021	27,555,673	$0.48	7.3	$120,250

Vested and exercisable as of December 31, 2021	18,615,254	$0.41	6.7	$82,475
The aggregate intrinsic value is the difference between the current fair value of the underlying common stock and the exercise price for in-the-money
stock options.

The following table summarizes the RSU award activity under the Plans:

	Shares	Weighted Average Grant date Fair Value per Share
Unvested at December 31, 2020	—	—
Granted	7,913,760	$5.91
Forfeited	(30,413)	7.60
Vested	(448,604)	7.54

Unvested at December 31, 2021	7,434,743	$5.80

The total fair value of RSUs that vested during the year ended December 31, 2021 was $3,014.
Stock-Based Compensation Expense
—The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2021 and 2020 (in thousands):

	Year ended December 31,
	2021	2020
Research and development	$2,175	$702
Sales and marketing	1,381	249
General and administrative	6,462	1,001

Total stock-based compensation	$10,018	$1,952

The weighted-average grant date fair value of options granted during the year ended December 31, 2021 and 2020 was $0 and $0.95 respectively.
As of December 31, 2021, the Company had $7,637 of unrecognized compensation expense for related stock option grants, including $3,376 related to the Brown Award. This cost is expected to be recognized over an estimated weighted average period of 2.12 years. The total unrecognized compensation expense for RSUs, net of estimated forfeitures, was $28,059 as of December 31, 2021 which is expected to be recognized over an estimated weighted average period of 3.45 years.
The Company estimates the fair value of its options on grant date using the Black-Scholes option-pricing model, which requires the input of subjective assumptions as discussed below, including the expected stock price volatility over the expected term of the award, actual and projected employee stock option exercise behaviors, the risk-free interest rate for the expected term of the award, and expected dividends. The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of the options for each option group. Each of these inputs are based on highly subjective assumptions and require significant judgment. For the year ended December 31, 2021, the Company granted no new options.
Expected Term
—The expected term of options granted to employees is based on the expected life of the stock options, giving consideration to the contractual terms and vesting schedules.
Expected Volatility
—Expected volatility was estimated based on the average historical volatility of comparable companies’ stock, as the Company does not have a sufficient trading history to determine historical volatility.
Risk-Free Interest Rate
—The risk-free interest rates are based on US Treasury yields in effect at the grant date for notes with comparable terms as the awards.
Dividend Yield
—The expected dividend-yield assumption is based on the Company’s current expectations about its anticipated dividend policy.

The weighted average assumptions used in the Black-Scholes option-pricing model for stock options for the year ended December 31, 2020, was as follows:

December 31, 2020
Expected term (in years)	5.8
Risk-free interest rate	0.4%
Expected volatility	45.6%
Expected dividend yield	—%